Nifty India Financials ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 102.4%

India — 102.4%

Financials — 102.4%
Axis Bank	51,046	$656,333
Bajaj Finance	4,172	344,782
Bajaj Finserv	18,162	355,897
Cholamandalam Investment and Finance	20,253	288,795
HDFC Asset Management	5,041	217,408
HDFC Bank	72,209	1,271,730
HDFC Life Insurance	46,839	325,218
ICICI Bank	122,088	1,511,550
ICICI Lombard General Insurance	12,861	231,856
ICICI Prudential Life Insurance	19,538	118,401
Indian Energy Exchange	38,088	67,697
Kotak Mahindra Bank	15,837	348,087
LIC Housing Finance	15,203	114,530
Muthoot Finance	5,446	91,481
Power Finance	72,971	389,484
REC	62,194	373,754
SBI Cards & Payment Services	14,810	127,575
SBI Life Insurance	21,417	361,357
Shriram Finance	13,965	414,828
State Bank of India	46,836	361,237
		7,972,000

Total Common Stock (Cost $5,940,766)		7,972,000
Total Investments - 102.4% (Cost $5,940,766)		$7,972,000

Percentages based on Net Assets of $7,788,275.

IND-QH-001-0700

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